Pfizer Stock Purchase Agreement - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 09, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Proceeds from issuance of common stock in follow-on public offering, net of discounts and issuance costs						$ 0	$ 49,744
Collaboration agreement revenue recognized		$ 0	$ 802	$ 1,156	$ 2,406	3,208	33,971
Pfizer Inc.
Common stock estimated fair value	$ 52,000
Stock purchase agreement remaining allocated value	8,000
Allocated Information Committee obligation	$ 8,000
Pfizer Inc. | Collaborative Arrangement
Collaboration agreement revenue recognized			$ 800	1,200	$ 2,400	3,200	3,200
Deferred revenue		$ 0		$ 0		$ 1,200	$ 4,400
Private Placement
Issuance of common stock, net of discounts and issuance costs, Shares	5,000,000
Shares issued price per share	$ 12
Proceeds from issuance of common stock in follow-on public offering, net of discounts and issuance costs	$ 60,000
Common stock purchase agreement condition	The shares of common stock sold to Pfizer were subject to a one-year lock-up from closing, during which time Pfizer was prohibited from selling or otherwise disposing of such shares.